ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts Payable and accrued expenses consist of the following:

	2011	2010

Other payable	$374,758	$186,170
Legal, financial and consulting	123,650	117,841
Research and development	735,218	915,108

	$1,233,626	$1,219,119